SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) (Inventory Valuation Reserve [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 6,268	$ 5,807
Increase in inventory provision	1,707	986
Write off	(251)	(525)
Balance at end of the year	$ 7,724	$ 6,268